Leases - Classifications of Estimated ROU Assets, Net and Lease Liabilities (Details) - USD ($) $ in Thousands	May 31, 2021	Mar. 01, 2021	Feb. 28, 2021
Lease Cost [Abstract]
Right-of-use (ROU) operating asset	$ 21,048	$ 22,400
Finance lease right-of-use asset	7,877
Total right-of-use assets	28,925
Operating lease liability - current	5,064
Operating lease liability	16,551
Finance lease liability - current	3,961		$ 4,827
Finance lease liability	5,691		$ 6,588
Total lease liabilities	$ 31,267
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net